UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

November 22, 2011 to December 20, 2011

Commission File Number of issuing entity: 333-133770-06

Volkswagen Auto Loan Enhanced Trust 2008-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-133770

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware	26-6595674
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 Notes	☐	☐	☑
Class A-2 A Notes	☐	☐	☑
Class A-2 B Notes	☐	☐	☑
Class A-3 A Notes	☐	☐	☑
Class A-3 B Notes	☐	☐	☑
Class A-4 B Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Significant Enhancement Provider Information.

Not applicable

Item 8. Other Information.

Not applicable

Item 9. Exhibits.

Exhibit 99.1 Monthly Distribution Report

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

December 20, 2011	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2008-2

	By	VW Credit, Inc., as Servicer

	By:	/s/ Roland Mai
		Name:	Roland Mai
		Title:	General Manager Financial Reporting

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99.1	Monthly Distribution Report